Selected Interim Financial Information (unaudited) (Tables)	12 Months Ended
Dec. 31, 2013
Quarterly Financial Information Disclosure [Abstract]
Schedule of Quarterly Financial Information [Table Text Block]

	2013 Quarter Ended
	March 31,	June 30,	September 30,	December 31,
	(in thousands, except for per unit amounts)
Total revenue	$477,826	$510,033	$571,481	$576,199
Income from continuing operations	$44,445	$505,396	$84,348	$81,412
Net income attributable to Boston Properties Limited Partnership	$60,923	$505,189	$174,140	$101,264
Income attributable to Boston Properties Limited Partnership per unit—basic	$0.36	$2.97	$1.03	$0.60
Income attributable to Boston Properties Limited Partnership per unit—diluted	$0.36	$2.96	$1.02	$0.60

	2012 Quarter Ended
	March 31,	June 30,	September 30,	December 31,
	(in thousands, except for per unit amounts)
Total revenue	$438,722	$466,197	$464,220	$478,047
Income from continuing operations	$55,133	$96,836	$65,375	$76,295
Net income attributable to Boston Properties Limited Partnership	$56,542	$136,561	$66,234	$75,264
Income attributable to Boston Properties Limited Partnership per unit—basic	$0.34	$0.81	$0.39	$0.45
Income attributable to Boston Properties Limited Partnership per unit—diluted	$0.34	$0.81	$0.39	$0.45